Incentive Plans (Schedule Of Share-Based Plan Amounts Recognized) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Incentive Plans [Abstract]
Compensation charged against income before income tax benefit			$ 9,391,000	$ 8,416,000	$ 10,506,000
Related income tax benefitrecognized in income	$ 5,000	$ 0	$ 3,287,000	$ 2,946,000	$ 3,677,000